Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 – RELATED PARTY TRANSACTIONS

During 2011, 2010, and 2009, we rented an airplane for business use at various times from Pilatus Hunter, LLC, an entity 100% owned by Gary C. Evans, our Chairman and CEO. Airplane rental expenses totaled $463,000, $450,000, and $161,000, for the year ended December 31, 2011, 2010, and 2009, respectively.

During 2011, 2010, and 2009, we obtained accounting services and use of office space from GreenHunter Energy, Inc., an entity for which Mr. Evans is an officer and major shareholder and for which Ronald Ormand, our Chief Financial Officer and a director, is also a director. Professional services expenses totaled $162,000, $212,000, and $30,000 for the year ended December 31, 2011, 2010, and 2009, respectively. All accounting services are now managed entirely by Magnum Hunter employees.

We entered into a one year lease for a corporate apartment from an executive of the Company who was transferred for monthly rent of $4,500 for use by Company employees. During the year ended December 31, 2011, the Company paid rent of $36,000 pertaining to the lease.

During the year ended December 31, 2011, Eagle Ford Hunter, Triad Hunter and Hunter Disposal, LLC, wholly owned subsidiaries of the Company, rented storage tanks for disposal water and equipment from GreenHunter Energy, Inc. Rental costs totaled $1.3 million, $0 and $0 for the years ended December 31, 2011, 2010 and 2009, respectively. Terms for the storage rental are comparable to those that could be obtained from third parties in the marketplace.

As of December 31, 2011, our net accounts payable to GreenHunter Energy, Inc. was $70,000.

On October 13, 2011, the Company purchased an office building for $1.7 million from GreenHunter Energy, Inc. In conjunction with the purchase, the Company entered into a term note with a financial institution for $1.4 million due on November 30, 2017, a portion of which note is guaranteed by Mr. Evans. The building houses the accounting functions of Magnum Hunter and the building purchase enabled the Company to terminate the previous services arrangement described above.

On February 17, 2012, the Company divested its wholly-owned subsidiary, Hunter Disposal, LLC, to GreenHunter Water, LLC, a wholly-owned subsidiary of GreenHunter Energy, Inc. See Note 17 – Subsequent Events, for more information